Summary of equity attributable to Novartis AG shareholders (Details 2) Pure in Millions, $ in Billions	1 Months Ended		6 Months Ended
	Jul. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Maximal amount of share buyback programm	$ 15.0	$ 15.0
Number of shares to be repurchased			8.7	11.7